9. LEASES	12 Months Ended
Sep. 30, 2019
Leases [Abstract]
LEASES

The Company has entered into operating leases for office and development facilities. These leases have terms which range from two to three years, and do not include options to renew. These operating leases are listed as separate line items on the Company's September 30, 2019 Consolidated Balance Sheet, and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's September 30, 2019 Consolidated Balance Sheet. Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized right-of-use assets and lease liabilities for operating leases of approximately $250,000 on October 1, 2018. Operating lease right-of-use assets and liabilities commencing after October 1, 2018 are recognized at commencement date based on the present value of lease payments over the lease term. During the year ended September 30, 2019, the Company had one lease expire and recognized the rent payments as an expense in the current period. As of September 30, 2019, total right-of-use assets and operating lease liabilities for remaining long term lease was approximately $246,000. In the year ended September 30, 2019, the Company recognized approximately $133,996 in total lease costs for the lease.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating right-of-use assets and related lease liabilities as of and for the year ended September 30, 2019 were as follows:

Cash paid for ROU operating lease liability $135,828

Weighted-average remaining lease term 2-3 years

Weighted-average discount rate 7%

The minimum future lease payments as of September 30, 2019 are as follows:

Year	$
2019	$-
2020	133,996
2021	111,492
2022	24,520
2023	-
270,008
Imputer interest	(23,872)
Total lease liability	$246,136